Employee Benefits Plan	12 Months Ended
Dec. 31, 2024
Postemployment Benefits [Abstract]
Employee Benefits Plan	Employee Benefits PlanThe Company contributes to a number of defined contribution plans which provide benefits based upon the contributions made to the plans. The assets of the plans are held separately from those of the Company in independently administered funds. During the years ended December 31, 2024, 2023 and 2022, the Company's elmTree operating segment incurred contribution costs of $2,320, 2,301 and 2,107, respectively, to these plans. Contribution costs of $1,920, $107 and nil, respectively, have been included in gain from discontinued operations for the years ended December 31, 2024, 2023 and 2022.